Consolidated Investment Portfolioas of June 30, 2026 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 80.2%
Communication Services 0.7%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	1,133,696	33,903,497
Consumer Staples 1.0%
Food Products
Bunge Global SA	139,100	14,846,143
Darling Ingredients, Inc.*	226,179	12,353,897
JBS NV “A” (a)	1,806,700	21,409,395
		48,609,435
Energy 16.1%
Energy Equipment & Services 0.6%
Baker Hughes Co.	181,000	10,045,500
Solaris Energy Infrastructure, Inc.	211,850	17,045,451
		27,090,951
Oil, Gas & Consumable Fuels 15.5%
Cenovus Energy, Inc.	607,100	15,063,528
Chevron Corp.	122,700	20,338,752
Devon Energy Corp.	576,500	23,820,980
Diamondback Energy, Inc.	107,610	18,915,686
DT Midstream, Inc.	522,890	76,728,879
Enbridge, Inc.	1,331,748	72,219,100
Gazprom PJSC (ADR)* (b)	1,013,306	0
Keyera Corp. (a)	907,584	36,456,944
LUKOIL PJSC ** (b)	91,202	0
Marathon Petroleum Corp.	63,570	16,252,942
NexGen Energy Ltd.*	1,574,500	14,787,478
ONEOK, Inc.	181,710	15,797,867
Ovintiv, Inc.	389,900	20,528,235
Pembina Pipeline Corp.	730,950	33,819,805
Petroleo Brasileiro SA - Petrobras (ADR)	779,800	12,601,568
Shell PLC	905,300	35,146,320
Suncor Energy, Inc.	392,900	21,137,507
Targa Resources Corp.	216,670	58,097,894
TC Energy Corp. (a)	1,368,443	90,621,658
Venture Global, Inc. “A” (a)	895,800	9,970,254
Williams Companies, Inc.	1,713,123	127,353,564
		719,658,961
Industrials 6.5%
Commercial Services & Supplies 1.2%
GFL Environmental, Inc. (a)	965,540	35,522,217
Waste Connections, Inc.	112,898	18,818,968
		54,341,185

Construction & Engineering 2.2%
Sacyr SA	3,724,375	19,944,186
Vinci SA	563,526	82,358,909
		102,303,095
Ground Transportation 1.7%
CSX Corp.	1,294,000	61,503,820
Norfolk Southern Corp.	59,300	18,655,187
		80,159,007
Transportation Infrastructure 1.4%
Aena SME SA 144A	1,087,690	33,165,437
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (a)	62,336	15,780,982
Transurban Group (Units) (a)	1,446,900	14,428,707
		63,375,126
Materials 10.0%
Chemicals 2.6%
Albemarle Corp.	88,900	12,004,167
CF Industries Holdings, Inc.	124,010	13,425,322
Corteva, Inc.	351,116	29,736,014
Mosaic Co.	438,100	9,283,339
Nutrien Ltd. (a)	855,616	53,903,959
		118,352,801
Containers & Packaging 1.5%
Avery Dennison Corp.	42,900	6,964,815
Ball Corp.	304,500	19,000,800
Packaging Corp. of America	78,510	18,707,363
Smurfit Westrock PLC	555,726	25,707,885
		70,380,863
Metals & Mining 5.4%
Alcoa Corp.	167,352	8,725,733
Anglo American PLC	521,900	25,645,153
Anglogold Ashanti PLC	174,400	14,107,216
Capstone Copper Corp.*	2,003,777	18,409,458
Franco-Nevada Corp.	80,210	16,736,503
Glencore PLC*	5,795,491	39,396,097
Gold Fields Ltd. (ADR)	470,400	15,800,736
Kinross Gold Corp.	873,100	20,672,447
Newmont Corp.	283,500	26,478,900
Nucor Corp.	107,190	23,876,573
Rio Tinto PLC	285,180	26,930,030
South32 Ltd.	5,818,200	15,877,258
		252,656,104
Paper & Forest Products 0.5%
Stora Enso Oyj “R”	1,089,200	11,616,778
UPM-Kymmene Oyj	396,300	10,509,007
		22,125,785
Real Estate 32.5%
Diversified REITs 1.4%
British Land Co. PLC	2,955,907	16,221,714
CapitaLand Integrated Commercial Trust	9,606,500	17,632,344
KDX Realty Investment Corp.	13,310	12,700,123
Mapletree Pan Asia Commercial Trust	7,299,100	7,285,876
Nomura Real Estate Master Fund, Inc.	9,067	8,475,792
		62,315,849

Health Care REITs 4.7%
Aedifica SA	153,260	12,359,276
CareTrust REIT, Inc.	520,125	20,987,044
Healthcare Realty Trust, Inc.	864,000	17,426,880
Janus Living, Inc. “A”	906,715	26,058,989
Ventas, Inc.	498,276	44,246,909
Welltower, Inc.	435,964	98,950,749
		220,029,847
Hotel & Resort REITs 1.3%
DiamondRock Hospitality Co.	1,153,677	14,051,786
Host Hotels & Resorts, Inc.	1,952,600	46,296,146
		60,347,932
Industrial REITs 5.9%
EastGroup Properties, Inc.	116,930	23,681,833
First Industrial Realty Trust, Inc.	276,058	16,925,116
Goodman Group	2,048,631	44,220,878
Granite Real Estate Investment Trust	237,500	16,042,658
Mapletree Logistics Trust	1,571,900	1,484,485
Mitsui Fudosan Logistics Park, Inc.	28,373	18,831,700
Nippon Prologis REIT, Inc.	26,547	14,180,259
Prologis, Inc.	883,880	119,739,224
Segro PLC	1,625,400	18,878,338
		273,984,491
Office REITs 0.8%
Piedmont Realty Trust, Inc. “A” *	1,880,500	17,206,575
Vornado Realty Trust	546,700	21,485,310
		38,691,885
Real Estate Management & Development 3.5%
CapitaLand Investment Ltd.	5,012,000	9,668,149
Catena AB	235,800	10,123,941
CK Asset Holdings Ltd.	2,033,000	11,476,016
CTP NV 144A	760,614	13,863,624
Fastighets AB Balder “B”*	1,952,018	10,401,637
Mitsui Fudosan Co., Ltd.	2,839,100	26,432,749
Sumitomo Realty & Development Co., Ltd.	698,300	16,186,565
Sun Hung Kai Properties Ltd.	1,074,800	15,465,398
Swire Properties Ltd.	2,573,800	6,747,336
Swiss Prime Site AG (Registered)	131,308	21,441,658
TAG Immobilien AG	735,500	11,887,485
UOL Group Ltd.	1,367,300	10,101,328
		163,795,886
Residential REITs 1.6%
Centurion Accommodation REIT (a)	5,889,000	4,836,190
Equity Residential	698,200	47,428,726
Invitation Homes, Inc.	649,800	19,630,458
		71,895,374
Retail REITs 4.9%
Brixmor Property Group, Inc.	476,200	15,014,586
Link REIT	5,373,941	25,073,794
Realty Income Corp.	157,571	9,763,099
RioCan Real Estate Investment Trust	1,093,600	17,496,058
Scentre Group	9,956,660	26,629,031
Simon Property Group, Inc.	330,881	74,001,536
The Macerich Co.	1,325,961	33,400,957
Unibail-Rodamco-Westfield *	221,279	25,918,397
		227,297,458

Specialized REITs 8.4%
American Tower Corp.	556,166	90,972,073
Crown Castle, Inc.	237,502	17,986,026
Digital Realty Trust, Inc.	119,881	21,528,230
Equinix, Inc.	90,778	94,626,079
Gaming and Leisure Properties, Inc.	439,300	19,562,029
Iron Mountain, Inc.	382,630	48,329,995
National Storage Affiliates Trust	531,300	23,626,911
Public Storage	164,850	52,473,404
SBA Communications Corp.	111,900	19,745,874
		388,850,621
Utilities 13.4%
Electric Utilities 3.7%
Alliant Energy Corp.	233,200	17,790,828
Entergy Corp.	218,490	25,095,761
Exelon Corp.	349,745	16,305,112
PG&E Corp.	2,641,149	44,424,126
Redeia Corp. SA (a)	413,089	7,028,813
Terna - Rete Elettrica Nazionale (a)	2,352,717	27,470,522
Xcel Energy, Inc.	405,332	32,548,160
		170,663,322
Gas Utilities 1.8%
Atmos Energy Corp.	194,265	33,466,032
Hong Kong & China Gas Co., Ltd.	14,951,000	12,411,973
Italgas SpA	1,795,900	20,798,863
Kunlun Energy Co., Ltd.	10,293,000	8,432,514
Tokyo Gas Co., Ltd.	247,630	9,337,368
		84,446,750
Multi-Utilities 7.1%
Ameren Corp.	144,900	16,379,496
CenterPoint Energy, Inc.	546,798	24,080,984
Consolidated Edison, Inc.	209,900	23,221,237
E.ON SE	3,205,468	66,018,635
National Grid PLC	4,534,505	74,789,589
NiSource, Inc.	1,131,088	53,783,234
Sempra	776,250	71,966,138
		330,239,313
Water Utilities 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR) (a)	2,424,190	14,011,818
Pennon Group PLC	1,113,300	6,887,602
Severn Trent PLC	426,103	16,706,186
		37,605,606
Total Common Stocks (Cost $3,147,021,077)		3,723,121,144

	Principal Amount ($)	Value ($)

Government & Agency Obligations 17.0%
U.S. Treasury Obligations
U.S. Treasury Bills:
3.509% (c), 11/27/2026	10,000,000	9,843,964
3.572% (c), 7/21/2026	40,000,000	39,919,967
3.579% (c), 10/29/2026	22,000,000	21,724,157
3.581% (c), 7/21/2026	5,000,000	4,989,996
3.581% (c), 11/27/2026	35,000,000	34,453,874
3.582% (c), 9/17/2026	32,500,000	32,243,303
3.587% (c), 9/17/2026	5,000,000	4,960,508
3.593% (c), 10/29/2026	23,000,000	22,711,618
3.596% (c), 9/17/2026	12,500,000	12,401,270
3.597% (c), 8/11/2026	35,000,000	34,855,045
3.599% (c), 11/27/2026	7,500,000	7,382,973
3.603% (c), 10/29/2026	20,000,000	19,749,233
3.606% (c), 8/11/2026	45,000,000	44,813,629
3.607% (c), 9/17/2026	7,500,000	7,440,762
3.611% (c), 9/17/2026	7,500,000	7,440,762
3.617% (c), 10/29/2026	15,000,000	14,811,925
3.622% (c), 9/17/2026	35,000,000	34,723,557
3.626% (c), 10/29/2026	7,500,000	7,405,963
3.627% (c), 10/29/2026	15,000,000	14,811,925
3.632% (c), 11/27/2026	50,000,000	49,219,820
3.757% (c), 12/17/2026	90,000,000	88,392,388
U.S. Treasury Inflation-Indexed Notes:
0.125% , 7/15/2031	51,802,588	47,556,044
0.25% , 7/15/2029	50,841,927	48,487,056
0.5% , 1/15/2028	49,833,993	48,556,542
0.625% , 7/15/2032	47,865,666	44,326,467
0.875% , 1/15/2029	49,824,911	48,467,316
1.375% , 7/15/2033	24,557,844	23,555,922
1.625% , 4/15/2030	17,150,894	16,941,433
Total Government & Agency Obligations (Cost $796,206,116)		792,187,419

	Shares	Value ($)

Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e) (Cost $200,425,549)	200,425,549	200,425,549

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $60,146,316)	60,146,316	60,146,316

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $4,203,799,058)	102.8	4,775,880,428
Other Assets and Liabilities, Net	(2.8)	(130,980,635)
Net Assets	100.0	4,644,899,793
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 3/31/2026	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (d) (e)
227,085,002	—	26,659,453 (f)	—	—	212,776	—	200,425,549	200,425,549
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 3.66% (d)
72,925,650	566,742,009	579,521,343	—	—	721,967	—	60,146,316	60,146,316
300,010,652	566,742,009	606,180,796	—	—	934,743	—	260,571,865	260,571,865

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $217,742,259, which is 4.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $29,391,325.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
SPA: Standby Bond Purchase Agreement
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At June 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil	USD	7/31/2026	314	27,230,781	22,906,300	(4,324,481)
Brent Crude Oil	USD	9/30/2026	284	20,865,972	20,712,120	(153,852)
Cocoa	USD	9/15/2026	135	6,924,811	6,855,300	(69,511)
Coffee	USD	9/18/2026	80	7,662,626	8,893,500	1,230,874
Copper	USD	9/28/2026	340	55,329,665	53,159,000	(2,170,665)
Corn	USD	9/14/2026	1,928	43,138,691	40,174,700	(2,963,991)
Cotton No. 2	USD	12/8/2026	332	13,178,762	12,748,800	(429,962)
Gold 100 Troy Ounces	USD	8/27/2026	229	108,561,078	92,481,650	(16,079,428)
Lean Hogs	USD	10/14/2026	563	19,801,300	18,466,400	(1,334,900)

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Live Cattle	USD	8/31/2026	191	18,810,453	18,521,270	(289,183)
LME Nickel	USD	7/13/2026	287	30,620,650	27,748,291	(2,872,359)
LME Nickel	USD	9/14/2026	310	35,018,962	30,236,197	(4,782,765)
LME Primary Aluminum	USD	9/14/2026	568	51,660,442	43,827,590	(7,832,852)
LME Primary Aluminum	USD	7/13/2026	559	48,439,968	42,992,271	(5,447,697)
LME Zinc	USD	7/13/2026	113	9,669,295	10,103,415	434,120
LME Zinc	USD	9/14/2026	95	8,407,908	8,474,998	67,090
Low Sulfur Gas Oil	USD	9/10/2026	305	26,514,834	26,923,875	409,041
Natural Gas	USD	8/27/2026	529	16,869,252	16,896,260	27,008
NY Harbor ULSD	USD	8/31/2026	164	22,537,850	21,766,769	(771,081)
RBOB Gasoline	USD	8/31/2026	197	22,353,393	22,597,121	243,728
Silver	USD	9/28/2026	84	28,150,149	25,167,240	(2,982,909)
Soybean	USD	11/13/2026	328	19,220,881	18,757,500	(463,381)
Soybean Meal	USD	12/14/2026	310	9,860,656	9,396,100	(464,556)
Soybean Oil	USD	12/14/2026	830	34,800,338	32,544,300	(2,256,038)
Sugar No. 11	USD	9/30/2026	838	13,976,099	13,909,459	(66,640)
Wheat	USD	9/14/2026	240	7,412,106	7,071,000	(341,106)
WTI Crude	USD	8/20/2026	150	12,673,330	10,390,500	(2,282,830)
Total					663,721,926	(55,968,326)
At June 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel	USD	7/13/2026	287	32,266,662	27,748,291	4,518,371
LME Nickel	USD	9/14/2026	29	2,917,963	2,828,547	89,416
LME Primary Aluminum	USD	7/13/2026	559	51,298,677	42,992,271	8,306,406
LME Primary Aluminum	USD	9/14/2026	30	2,360,501	2,314,838	45,663
LME Zinc	USD	7/13/2026	113	9,851,120	10,103,415	(252,295)
LME Zinc	USD	9/14/2026	43	3,733,488	3,836,051	(102,563)
Total					89,823,413	12,604,998
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2026, the Fund held $575,354,027 in the Subsidiary, representing 11.8% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$33,903,497	$—	$33,903,497
Consumer Staples	48,609,435	—	—	48,609,435
Energy	711,603,592	35,146,320	0	746,749,912
Industrials	150,281,174	149,897,239	—	300,178,413
Materials	333,541,230	129,974,323	—	463,515,553
Real Estate	1,088,685,260	418,524,083	—	1,507,209,343
Utilities	373,072,926	249,882,065	—	622,954,991
Government & Agency Obligations	—	792,187,419	—	792,187,419
Short-Term Investments (a)	260,571,865	—	—	260,571,865
Derivatives (b)
Futures Contracts	15,371,717	—	—	15,371,717
Total	$2,981,737,199	$1,809,514,946	$0	$4,791,252,145

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(58,735,045)	$—	$—	$(58,735,045)
Total	$(58,735,045)	$—	$—	$(58,735,045)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DRAF-PH1